Note 8 - General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
8.
GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not
directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2019	2018
Corporate administration	$5,202	$5,552
Salaries and benefits	13,797	10,412
Audit, legal and professional fees	4,943	3,421
Filing and listing fees	429	449
Directors fees and expenses	793	739
Depreciation	1,636	855
	$26,800	$21,428